Investment in PennyMac Mortgage Investment Trust at Fair Value	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investment in PennyMac Mortgage Investment Trust at Fair Value
Investment in PennyMac Mortgage Investment Trust at Fair Value

Note 13—Investment in PennyMac Mortgage Investment Trust at Fair Value

        Following is a summary of Change in fair value and dividends received from PennyMac Mortgage Investment Trust:

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
Dividends	$43	$42	$85	$83
Change in fair value	(363)	79	(318)	233

	$(320)	$121	$(233)	$316

Fair value of PMT shares at period end	$1,579	$1,480	$1,579	$1,480

Note 12—Investment in PennyMac Mortgage Investment Trust at Fair Value

        The Company recorded dividends from its investment in common shares of PMT totaling $167,000, $138,000 and $58,000 during the years ended December 31, 2012, 2011 and 2010, respectively. The dividends were included in Change in fair value of investment in and dividends received from PennyMac Mortgage Investment Trust in the Company's consolidated statements of income.